OTHER NON-CURRENT LIABILITIES - Components (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
OTHER NON-CURRENT LIABILITIES
Held for trading derivatives not designated in hedge accounting relationships	$ 1,127	$ 1,128
Asset retirement obligation	12,454	12,251
Others		78
Total	72,446	70,136
JAML silent partnership agreement
OTHER NON-CURRENT LIABILITIES
Financial liabilities designated as fair value through profit or loss	1,378	1,253	$ 829
Hudson agreement
OTHER NON-CURRENT LIABILITIES
Financial liabilities designated as fair value through profit or loss	$ 65,870	$ 55,426	$ 51,143